Expense Example - Innovator Equity Dual Directional 5 Buffer ETF - Quarterly - Innovator Equity Dual Directional 5 Buffer ETF - Quarterly	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252